Investment Objectives and Goals - Hunter Small Cap Value Fund	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	HUNTER SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Hunter Small Cap Value Fund (the “Fund”) seeks capital appreciation. There is no guarantee that the Fund will meet its investment objective.